Segment Information - Schedule of Revenue and Profit Information and Certain Assets (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of transactions between related parties [line items]
Unallocated forex on MAT credit entitlements	₨ 1,136	$ 15	₨ 182
Liabilities Written Off	(1,681)	(22)
Konkola Copper Mines ('KCM')[member]
Disclosure of transactions between related parties [line items]
Receivables Written Off	₨ 2,070	$ 27